S000010658 [Member] Expense Example, No Redemption - S000010658 [Member]	Dec. 31, 2025 USD ($)
C000029536 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,137
C000029537 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	369
Expense Example, No Redemption, 5 Years	643
Expense Example, No Redemption, 10 Years	$ 1,426